LEASES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum lease payment under capital lease
2013	$ 14,052,000
2014	8,970,000
2015	3,646,000
2016	0
2017	0
Thereafter	0
Total minimum lease payments	26,668,000	40,630,000
Less amount representing interest	1,605,000	3,378,000
Present value of net minimum lease payments	25,063,000	37,252,000
Less: current portion	12,955,000	11,068,000
Long-term portion of capital lease obligations	12,108,000	26,184,000
Gross amount of assets under capital leases	51,000,000	56,900,000	56,900,000
Minimum Lease Payment under operating leases
2013	1,434,000
2014	1,013,000
2015	837,000
2016	822,000
2017	813,000
Thereafter	3,473,000
Total	8,392,000
Total rental expense for operating leases	$ 1,100,000	$ 900,000	$ 4,100,000
Kittila mine
Capital lease of lessee
Capital lease period	5 years
Effective Annual Interest Rate (as a percent)	4.99%
Meadowbank mine
Capital lease of lessee
Capital lease period	5 years
Effective Annual Interest Rate (as a percent)	5.64%